UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21059

            AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS




AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Quarterly Report (unaudited)

April 30, 2006

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2006
                                   (unaudited)


                                                                                             % OF MEMBERS'
PORTFOLIO FUND NAME                                           COST               VALUE           CAPITAL
------------------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.         $    27,726,549    $   30,579,785           8.82 %
Davidson Kempner Partners                                   40,000,000        45,094,597          13.00
FFIP, L.P.                                                  24,630,000        28,534,154           8.23
Ishin Fund, LLC                                             18,000,000        19,962,310           5.76
Parsec Trading Corp.                                        13,300,000        13,991,068           4.03
Pequot Credit Opportunities Fund, L.P.                      20,000,000        20,944,117           6.04
Perry Partners, L.P.                                        34,600,000        42,248,447          12.18
Satellite Fund II, L.P.                                     25,850,000        30,973,822           8.93
South Hill Trading Corp.                                    15,000,000        16,657,985           4.80
Sowood Alpha Fund, L.P.                                     42,000,000        49,094,273          14.16
Standard Pacific Credit Opportunities Fund, L.P.            20,000,000        19,261,128           5.55
                                                      ------------------------------------------------------------
    Total                                              $   281,106,549    $  317,341,686          91.50 %
                                                      ============================================================


The aggregate cost of investments for tax purposes was $283,535,641. Net unrealized appreciation on investments for tax purposes was $33,806,045 consisting of $34,457,738 of gross unrealized appreciation and $651,693 of gross unrealized depreciation.

Percentages are based on Members' Capital of $346,820,306. The investments in portfolio funds shown above, representing 91.50% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2006
                                   (unaudited)

                                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE              CAPITAL
--------------------------------------------------------------------------------------------------------------------

Aurelius Capital Partners, L.P.                        $    17,500,000  $     17,714,729            24.44 %
King Street Capital, L.P.                                   14,050,000        16,622,994            22.93
Satellite Credit Opportunities Fund, Ltd.                    2,250,000         3,089,485             4.26
Silver Point Capital Fund, L.P.                             14,100,000        18,759,497            25.88
Watershed Capital Partners, L.P.                            11,050,000        13,186,090            18.19
                                                      --------------------------------------------------------------
    Total                                              $    58,950,000  $     69,372,795            95.70 %
                                                      ==============================================================

The aggregate cost of investments for tax purposes was $61,273,504. Net unrealized appreciation on investments for tax purposes was $8,099,291 consisting of $8,099,291 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $72,491,978. The investments in portfolio funds shown above, representing 95.70% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2006
                                   (unaudited)


                                                                                              % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE            CAPITAL
------------------------------------------------------------------------------------------------------------------

Bay Pond Partners, L.P.                                $    32,000,000  $     48,242,517           9.27 %
Bay Resource Partners, L.P.                                 20,000,000        30,039,391           5.78
Cadmus Capital Partners (QP), L.P.                          46,000,000        49,396,944           9.50
Cantillion Pacific, L.P.                                    13,000,000        16,998,873           3.27
Cantillion U.S. Low Volatility, L.P.                        12,000,000        12,692,167           2.44
Cavalry Technology, L.P.                                    38,750,000        44,371,200           8.53
The Elkhorn Fund, LLC                                       42,000,000        48,949,148           9.41
Highside Capital Partners, L.P.                             35,000,000        36,812,534           7.08
Icarus Qualified Partners, L.P.                             11,000,000        10,867,080           2.09
JL Partners, L.P.                                           49,820,000        60,108,981          11.56
North River Partners, L.P.                                  31,650,000        36,306,282           6.98
Standard Global Equity Partners SA, L.P.                    38,700,000        47,322,631           9.10
Viking Global Equities, L.P.                                40,000,000        45,797,033           8.80
                                                      ------------------------------------------------------------
    Total                                              $   409,920,000  $    487,904,781          93.81 %
                                                      ============================================================

The aggregate cost of investments for tax purposes was $411,541,892. Net unrealized appreciation on investments for tax purposes was $76,362,889 consisting of $76,403,228 of gross unrealized appreciation and $40,339 of gross unrealized depreciation.

Percentages are based on Members' Capital of $520,110,077. The investments in portfolio funds shown above, representing 93.81% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2006
                                   (unaudited)


                                                                                              % OF MEMBERS'
PORTFOLIO FUND NAME                                            COST             VALUE            CAPITAL
------------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.           $    19,900,000  $     21,944,850          21.81 %
Bravura 99 Fund, L.P.                                       20,682,132        22,516,092          22.38
Cantillion U.S. Low Volatility, L.P.                        27,500,000        28,485,296          28.32
GMO Mean Reversion Fund                                     16,000,000        19,180,391          19.07
                                                      ------------------------------------------------------------
    Total                                              $    84,082,132  $     92,126,629          91.58 %
                                                      ============================================================


The aggregate cost of investments for tax purposes was $83,716,002. Net unrealized appreciation on investments for tax purposes was $8,410,627 consisting of $8,410,627 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $100,601,723. The investments in portfolio funds shown above, representing 91.58% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2006
                                   (unaudited)

                                                                                                    % OF MEMBERS'
PORTFOLIO FUND NAME                                                 COST             VALUE             CAPITAL
------------------------------------------------------------------------------------------------------------------

Avdan Partners, L.P.                                        $    5,000,000  $      4,859,117            5.46 %
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.             7,500,000         6,641,000            7.47
Joho Partners, L.P.                                             12,000,000        13,709,327           15.41
Pequot Short Credit Fund, L.P.                                   6,000,000         5,484,320            6.17
Phinity Partners, L.P.                                          10,000,000        11,063,876           12.44
Rimrock High Income PLUS, L.P.                                   5,500,000         5,532,608            6.22
Saras Capital Partners, L.P.                                     9,000,000         9,467,978           10.64
Scopia PX, LLC                                                   8,000,000         8,128,905            9.14
Sheffield Institutional Partners, L.P.                           5,000,000         6,101,228            6.86
Spindrift Partners, L.P.                                         8,000,000         9,400,319           10.57
Standard Pacific Asymmetric Opportunities Fund, L.P.             4,000,000         3,387,794            3.81
Venn Global Opportunities Fund L.P.                              2,000,000         2,040,177            2.29
                                                          --------------------------------------------------------
    Total                                                   $   82,000,000  $     85,816,649           96.48 %
                                                          ========================================================


The aggregate cost of investments for tax purposes was $82,000,000. Net unrealized appreciation on investments for tax purposes was $3,816,649 consisting of $5,944,418 of gross unrealized appreciation and $2,127,769 of gross unrealized depreciation.

Percentages are based on Members' Capital of $88,944,237. The investments in portfolio funds shown above, representing 96.48% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Aetos Capital Distressed Investment
                                          Strategies Fund, LLC


By (Signature and Title)*                 /s/ Michael F. Klein
                                          -----------------------------------
                                          Michael F. Klein, President

Date: June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael F. Klein
                                          -----------------------------------
                                          Michael F. Klein, President

Date: June 22, 2006

By (Signature and Title)*                 /s/ Scott D. Sawyer
                                          -----------------------------------
                                          Scott D. Sawyer, Treasurer

Date: June 22, 2006

* Print the name and title of each signing officer under his or her signature.